Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (97,941)	$ (65,347)	$ (158,224)
Other comprehensive (loss) / income:
Reclassification to operations for securities sold		(6)
Unrealized (loss) / gain on investments in availlable for sale securities		(28)	34
Total other comprehensive (loss) / income		(34)	34
Total comprehensive loss	(97,941)	(65,381)	(158,190)
Less: Comprehensive loss (income) attributable to noncontrolling interest		176	(8)
Comprehensive loss attributable to Newlead Holdings Ltd.	$ (97,941)	$ (65,205)	$ (158,198)